Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties

Note 13. Related Parties

Transition Services Agreements

In connection with the Separation, the Company entered into transition services agreements separately with RRD and LSC, under which, in exchange for the fees specified in the arrangements, RRD and LSC agree to provide certain services to the Company and the Company agrees to provide certain services to RRD, respectively, for up to 24 months following the Separation. These services include, but are not limited to, information technology, accounts receivable, accounts payable, payroll and other financial and administrative services and functions. These agreements facilitate the separation by allowing the Company to operate independently prior to establishing stand-alone back office systems across its organization.

Commercial Arrangements

The Company entered into a number of commercial and other arrangements with RRD and its subsidiaries. These include, among other things, arrangements for the provision of services, including global outsourcing and logistics services, printing and binding, digital printing, composition and access to technology. The Company also entered into a number of commercial and other arrangements with LSC and its subsidiaries, pursuant to which LSC will print and bind products for the Company. The terms of the arrangements with RRD and LSC do not exceed 24 months. Subsequent to the Separation, RRD and LSC are clients of the Company and expect to utilize financial communication software and services that the Company provides to all of its clients.

Stockholder and Registration Rights Agreement

The Company and RRD entered into a Stockholder and Registration Rights Agreement with respect to the Company’s common stock retained by RRD pursuant to which the Company agrees that, upon the request of RRD, the Company will use its reasonable best efforts to effect the registration under applicable federal and state securities laws of the shares of the Company’s common stock retained by RRD after the Separation. In addition, RRD granted the Company a proxy to vote the shares of the Company’s common stock that RRD retained immediately after the Separation in proportion to the votes cast by the Company’s other stockholders. This proxy, however, will be automatically revoked as to a particular share upon any sale or transfer of such share from RRD to a person other than RRD, and neither the voting agreement nor the proxy will limit or prohibit any such sale or transfer.

On March 24, 2017, pursuant to the Stockholder and Registration Rights Agreement, the Company filed a Registration Statement on Form S-1 to register the offering and sale of the Company’s common stock retained by RRD.

Sublease Agreement

In connection with the Separation, the Company assumed an operating lease through 2024 for the Company’s headquarters. There is a related non-cancelable sublease rental to RRD for the same period. The Company remains secondarily liable under this lease in the event that the sub-lessee defaults under the sublease terms. The Company does not believe that material payments will be required as a result of the secondary liability provisions of the primary lease agreement.

Related Party Receivables/Payables

Pursuant to the Separation and Distribution Agreement, the Company received a cash payment of $68.0 million from RRD on April 3, 2017. The proceeds were used to reduce outstanding debt under the Term Loan Credit Facility. The Company has other amounts due to or from RRD and LSC in the normal course of business. The following is a summary of the amounts in the unaudited condensed consolidated and combined balance sheet due to or from RRD and LSC as of the three months ended March 31, 2017 and December 31, 2016:

	March 31, 2017	December 31, 2016
Receivable from RRD	$84.2	$96.0
Receivable from LSC	0.8	0.8

Due from related parties	85.0	96.8

Payable to RRD	$23.4	$27.1
Payable to LSC	4.4	2.5

Due to related parties	27.8	29.6

Allocations from RRD

Prior to the Separation RRD provided Donnelley Financial with certain services, which include, but are not limited to information technology, finance, legal, human resources, internal audit, treasury, tax, investor relations and executive oversight. The financial information in these consolidated and combined financial statements does not necessarily include all the expenses that would have been incurred had Donnelley Financial been a separate, standalone entity for all periods presented. Prior to the Separation RRD charged Donnelley Financial for these services based on direct usage when possible. When specific identification was not practicable, the pro rata basis of revenue or employee headcount, or some other measure was used. These allocations were reflected as follows in the unaudited condensed consolidated and combined financial statements:

Three Months Ended March 31, 2016
Costs of goods sold allocation	$10.3
Selling, general and administrative allocation	39.3
Depreciation and amortization	4.8

Total allocations from RRD	$54.4

The Company considers the expense methodology and results to be reasonable for all periods presented. However, these allocations may not be indicative of the actual expenses that the Company would have incurred as an independent public company or the costs it may incur in the future.

Related Party Revenues

Donnelley Financial generates a portion of net revenue from sales to RRD’s subsidiaries. Net revenues from sales to RRD and affiliates of $4.0 million and $1.4 million for the three months ended March 31, 2017 and 2016, respectively, were included in the unaudited condensed consolidated and combined statement of operations.

Related Party Purchases

Donnelley Financial utilizes RRD for freight and logistics and services as well as certain production of printed products. Cost of sales of $18.8 million and $20.4 million for the three months ended March 31, 2017 and 2016, respectively, were included in the unaudited condensed consolidated and combined statements of operations for these purchases.

Donnelley Financial also utilizes RRD’s business process outsourcing business for certain composition, XBRL and other functions. Cost of sales of $9.9 million and $11.2 million for the three months ended March 31, 2017 and 2016, respectively, were included in the unaudited condensed consolidated and combined statements of operations for these purchases.

For periods prior to the Separation, intercompany payables with RRD and affiliates for these purchases are reflected within net parent company investment in the unaudited condensed consolidated and combined financial statements.

Share-Based Compensation Prior to Separation

Prior to the Separation, certain Donnelley Financial employees participated in RRD’s share-based compensation plans, the costs of which have been allocated to Donnelley Financial and recorded in selling, general and administrative expenses in the unaudited condensed consolidated and combined statements of operations. Share-based compensation costs allocated to the Company were $0.3 million for the three months ended March 31, 2016.

Retirement Plans Prior to Separation

Prior to the Separation, Donnelley Financial employees participated in pension and other postretirement plans sponsored by RRD. These costs are reflected in the Company’s cost of sales and selling, general and administrative expenses in the unaudited condensed consolidated and combined statements of operations. These costs were funded through intercompany transactions with RRD which are reflected within the net parent company investment.

On October 1, 2016, Donnelley Financial recorded net pension plan liabilities of $68.3 million (consisting of a total benefit plan liability of $317.0 million, net of plan assets having fair market value of $248.7 million), as a result of the transfer of certain pension plan liabilities and assets from RRD to the Company upon the legal split of those plans. Refer to Note 5, Retirement Plans, for further details regarding the Company’s pension and other postretirement benefit plans.

Centralized Cash Management Prior to Separation

RRD uses a centralized approach to cash management and financing of operations. Prior to the Separation, the majority of the Company’s foreign subsidiaries were party to RRD’s international cash pooling arrangements to maximize the availability of cash for general operating and investing purposes. As part of RRD’s centralized cash management process, cash balances were swept regularly from the Company’s accounts. Cash transfers to and from RRD’s cash concentration accounts and the resulting balances at the end of each reporting period are reflected in net parent company investment in the consolidated and combined balance sheets.

Debt

RRD’s third party debt and related interest expense have not been allocated to the Company for any of the periods presented as the Company was not the legal obligor of the debt and the borrowings were not directly related to the Company’s business.

Note 20. Related Parties

Transition Services Agreements

In connection with the Separation, the Company entered into transition services agreements separately with RRD and LSC, under which, in exchange for the fees specified in the arrangements, RRD and LSC agree to provide certain services to the Company and the Company agrees to provide certain services to RRD, respectively, for up to 24 months following the Separation. These services include, but are not limited to, information technology, accounts receivable, accounts payable, payroll and other financial and administrative services and functions. These agreements facilitate the separation by allowing the Company to operate independently prior to establishing stand-alone back office systems across its organization.

Commercial Arrangements

The Company entered into a number of commercial and other arrangements with RRD and its subsidiaries. These include, among other things, arrangements for the provision of services, including global outsourcing and logistics services, printing and binding, digital printing, composition, premedia and access to technology. The Company also entered into a number of commercial and other arrangements with LSC and its subsidiaries, pursuant to which LSC will print and bind products for the Company. The terms of the arrangements with RRD and LSC do not exceed 24 months. Subsequent to the Separation, RRD and LSC are clients of the Company and expect to utilize financial communication software and services that the Company provides to all of its clients.

Stockholder and Registration Rights Agreement

The Company and RRD entered into a Stockholder and Registration Rights Agreement with respect to the Company’s common stock retained by RRD pursuant to which the Company agrees that, upon the request of RRD, the Company will use its reasonable best efforts to effect the registration under applicable federal and state securities laws of the shares of the Company’s common stock retained by RRD after the Separation. In addition, RRD granted the Company a proxy to vote the shares of the Company’s common stock that RRD retained immediately after the Separation in proportion to the votes cast by the Company’s other stockholders. This proxy, however, will be automatically revoked as to a particular share upon any sale or transfer of such share from RRD to a person other than RRD, and neither the voting agreement nor the proxy will limit or prohibit any such sale or transfer.

Sublease Agreement

In connection with the Separation, the Company assumed an operating lease through 2024 for the Company’s headquarters, with a total commitment of $13.7 million at December 31, 2016. There is a related non-cancelable sublease rental to RRD of approximately $4.6 million for the same period. The Company remains secondarily liable under this lease in the event that the sub-lessee defaults under the sublease terms. The Company does not believe that material payments will be required as a result of the secondary liability provisions of the primary lease agreement.

Related Party Receivables/Payables

The Separation and Distribution Agreement includes a provision for RRD to make a future cash payment of $68.0 million to Donnelley Financial no later than April 1, 2017. The Company also has other amounts due to or from RRD and LSC in the normal course of business. The following is a summary of the amounts in the consolidated and combined balance sheet due to or from RRD and LSC as of December 31, 2016:

December 31, 2016
Receivable from RRD	$96.0
Receivable from LSC	0.8

Due from related parties	96.8

Payable to RRD	$27.1
Payable to LSC	2.5

Due to related parties	29.6

Allocations from RRD Prior to Separation

Prior to the Separation RRD provided Donnelley Financial with certain services, which include, but are not limited to information technology, finance, legal, human resources, internal audit, treasury, tax, investor relations and executive oversight. The financial information in these consolidated and combined financial statements does not necessarily include all the expenses that would have been incurred had Donnelley Financial been a separate, standalone entity for all periods presented. Prior to the Separation RRD charged Donnelley Financial for these services based on direct usage when possible. When specific identification was not practicable, the pro rata basis of revenue or employee headcount, or some other measure was used. These allocations were reflected as follows in the consolidated and combined financial statements:

	2016	2015	2014
Costs of goods sold allocation	$28.0	$38.5	$41.0
Selling, general and administrative allocation	129.4	168.3	158.6
Depreciation and amortization	15.2	21.4	18.4

Total allocations from RRD	$172.6	$228.2	$218.0

The Company considers the expense methodology and results to be reasonable for all periods presented. However, these allocations may not be indicative of the actual expenses that the Company would have incurred as an independent public company or the costs it may incur in the future.

Related Party Revenues

Donnelley Financial generates a portion of net revenue from sales to RRD’s subsidiaries. Net revenues from sales to RRD and affiliates of $19.4 million, $7.8 million and $8.0 million for the years ended December 31, 2016, 2015 and 2014, respectively, were included in the consolidated and combined statement of operations.

Related Party Purchases

Donnelley Financial utilizes RRD for freight and logistics and services as well as certain production of printed products. Cost of sales of $57.9 million, $68.3 million and $76.5 million for the years ended December 31, 2016, 2015 and 2014, respectively, were included in the consolidated and combined statements of operations for these purchases.

Donnelley Financial also utilizes RRD’s business process outsourcing business for certain composition, XBRL and other functions. Cost of sales of $37.8 million, $40.4 million and $39.3 million for the years ended December 31, 2016, 2015 and 2014, respectively, were included in the consolidated and combined statements of operations for these purchases.

For periods prior to the Separation, intercompany payables with RRD and affiliates for these purchases are reflected within net parent company investment in the consolidated and combined financial statements.

Share-Based Compensation Prior to Separation

Prior to the Separation, certain Donnelley Financial employees participated in RRD’s share-based compensation plans, the costs of which have been allocated to Donnelley Financial and recorded in selling, general and administrative expenses in the consolidated and combined statements of operations. Share-based compensation costs allocated to the Company were $1.2 million for the nine months ended September 30, 2016 and $1.6 million and $2.1 million for the years ended December 31, 2015 and 2014, respectively.

Retirement Plans Prior to Separation

Prior to the Separation, Donnelley Financial employees participated in pension and other postretirement plans sponsored by RRD. These costs are reflected in the Company’s cost of sales and selling, general and administrative expenses in the consolidated and combined statements of operations. These costs were funded through intercompany transactions with RRD which are reflected within the net parent company investment.

On October 1, 2016, Donnelley Financial recorded net pension plan liabilities of $68.3 million (consisting of a total benefit plan liability of $317.0 million, net of plan assets having fair market value of $248.7 million), as a result of the transfer of certain pension plan liabilities and assets from RRD to the Company upon the legal split of those plans. Refer to Note 11, Retirement Plans, for further details regarding the Company’s pension and other postretirement benefit plans.

Centralized Cash Management Prior to Separation

RRD uses a centralized approach to cash management and financing of operations. Prior to the Separation, the majority of the Company’s foreign subsidiaries were party to RRD’s international cash pooling arrangements to maximize the availability of cash for general operating and investing purposes. As part of RRD’s centralized cash management process, cash balances were swept regularly from the Company’s accounts. Cash transfers to and from RRD’s cash concentration accounts and the resulting balances at the end of each reporting period are reflected in net parent company investment in the consolidated and combined balance sheets.

During the fourth quarter of 2016, the Company paid a cash adjustment to RRD for the amount of the Company’s September 30, 2016 cash balance that was greater than the agreed-upon target cash balance of $50.0 million as defined in the Separation and Distribution Agreement.

Debt

RRD’s third party debt and related interest expense have not been allocated to the Company for any of the periods presented as the Company was not the legal obligor of the debt and the borrowings were not directly related to the Company’s business. An intercompany note payable with RRD at December 31, 2015 is presented in the accompanying consolidated and combined balance sheets. During the third quarter of 2016, the Company recorded a $29.6 million non-cash settlement related to this intercompany note payable.